Share-based payments (Tables)	12 Months Ended
Dec. 31, 2024
Share-based payments
Summary of the number of shares in active share option plans

		Share options outstanding					Share options exercisable
						Shares
		Scheme	Shares	Shares	Shares	outstanding	Shares	Shares	Shares	Shares	Shares
Year		interest at	awarded	lapsed	vested	at	exercisable at	vested	exercised	lapsed	exercisable at
of	Vesting	1 January	during	during	during	31 December	1 January	during	during	during	31 December
Grant	Year	2024	2024	2024	2024	2024	2024	2024	2024	2024	2024
2013	2016	—	—	—	—	—	69	—	(69)	—	—
2014	2017	—	—	—	—	—	1,151,851	—	(1,151,851)	—	—
2015	2018	—	26,277	—	(26,277)	—	1,251,052	26,277	(94,042)	—	1,183,287
2016	2019	—	31,575	—	(31,575)	—	1,427,960	31,575	(35,665)	—	1,423,870
2017	2020	—	26,381	—	(26,381)	—	1,209,932	26,381	(62,824)	(1,146)	1,172,343
2018	2021	—	33,926	—	(33,926)	—	1,564,454	33,926	(80,787)	(2,320)	1,515,273
2019	2022	—	34,750	—	(34,750)	—	1,770,998	34,750	(286,233)	(667)	1,518,848
2020	2023	—	24,304	—	(24,304)	—	1,241,998	24,304	(193,231)	(1,666)	1,071,405
2021	2024	3,632,199	81,393	(1,878,836)	(1,834,756)	—	—	1,834,756	(813,178)	(130,135)	891,443
2022	2025	4,665,701	6,005	(705,299)	(47,415)	3,918,992	5,951	47,415	(5,951)	—	47,415
2023	2026	4,638,991	3,066	(610,615)	—	4,031,442	—	—	—	—	—
2024	2027	—	7,110,973	(512,191)	—	6,598,782	—	—	—	—	—

		Share options outstanding					Share options exercisable
						Shares
		Scheme	Shares	Shares	Shares	outstanding	Shares	Shares	Shares	Shares	Shares
Year		interest at	awarded	lapsed	vested	at	exercisable at	vested	exercised	lapsed	exercisable at
of	Vesting	1 January	during	during	during	31 December	1 January	during	during	during	31 December
Grant	Year	2023	2023	2023	2023	2023	2023	2023	2023	2023	2023
2013	2016	—	495	—	(495)	—	1,042,134	495	(1,032,534)	(10,026)	69
2014	2017	—	14,985	—	(14,985)	—	1,196,188	14,985	(59,322)	—	1,151,851
2015	2018	—	15,985	—	(15,985)	—	1,266,518	15,985	(31,407)	(44)	1,251,052
2016	2019	—	22,192	—	(22,192)	—	1,841,196	22,192	(435,337)	(91)	1,427,960
2017	2020	—	16,294	—	(16,294)	—	1,324,727	16,294	(129,684)	(1,405)	1,209,932
2018	2021	14,597	20,482	—	(35,079)	—	1,987,868	35,079	(451,341)	(7,152)	1,564,454
2019	2022	461,663	40,825	(21,670)	(480,818)	—	2,213,079	480,818	(919,141)	(3,758)	1,770,998
2020	2023	3,186,387	68,967	(1,141,319)	(2,114,035)	—	—	2,114,035	(872,037)	—	1,241,998
2021	2024	3,797,985	—	(165,786)	—	3,632,199	—	—	—	—	—
2022	2025	4,845,900	31,248	(205,496)	(5,951)	4,665,701	—	5,951	—	—	5,951
2023	2026	—	5,876,229	(1,179,468)	(57,770)	4,638,991	—	57,770	(57,770)	—	—

A summary of the number of shares in active Restricted Share plans is shown below:

		Share options outstanding					Share options exercisable
						Shares
		Scheme	Shares	Shares	Shares	outstanding	Shares	Shares	Shares	Shares	Shares
Year		interest at	awarded	lapsed	vested	at	exercisable at	vested	exercised	lapsed	exercisable at
of	Vesting	1 January	during	during	during	31 December	1 January	during	during	during	31 December
Grant	Year	2024	2024	2024	2024	2024	2024	2024	2024	2024	2024
2023	2024	195,310	—	—	(195,310)	—	—	195,310	(195,310)	—	—
2023	2025	88,465	260,000	(28,440)	—	320,025	—	—	—	—	—
2023	2026	727,645	170,000	(103,570)	—	794,075	—	—	—	—	—
2024	2025	—	149,640	—	—	149,640	—	—	—	—	—
2024	2026	—	282,170	(47,205)	—	234,965	—	—	—	—	—
2024	2027	—	914,085	(127,795)	—	786,290	—	—	—	—	—
2024	2028	—	90,630	—	—	90,630	—	—	—	—	—
2024	2029	—	90,630	—	—	90,630	—	—	—	—	—
2024	2030	—	90,630	—	—	90,630	—	—	—	—	—

		Share options outstanding					Share options exercisable
		Scheme	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares
		interest at	awarded	lapsed	vested	outstanding at	exercisable at	vested	exercised	lapsed	exercisable at
Year of	Vesting	1 January	during	during	during	31 December	1 January	during	during	during	31 December
Grant	Year	2023	2023	2023	2023	2023	2023	2023	2023	2023	2023
2023	2026	—	1,163,570	(130,820)	(21,330)	1,011,420	—	21,330	(21,330)	—	—